Provision for tax, civil and labor losses and Judicial deposits and escrow accounts (Details 3) - BRL (R$) R$ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings		R$ 41,015	R$ 36,613
Tax proceedings
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings		5,413	3,513
Labor proceedings
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings	[1]	24,988	9,966
Escrow-account
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings		10,614	R$ 4,473
Lawsuit involving a labor claim
Disclosure of contingent liabilities [line items]
Contingent assets arising from proceedings		R$ 18,661

[1]	The most relevant lawsuit involves a labor claim related to the payment of termination benefits and other labor charges amounting to R$18,661. The Company was included in the legal process by the Court, on the allegation that it was part of an Economic Group. There has never been any corporate, legal, or hierarchical relationship between the Company and the defendant.